INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2024
INCOME TAXES
Schedule of reconciliation of differences between statutory tax rate and effective tax rate

	For the Years Ended October 31,
	2024	2023	2022
Loss before income tax expenses	$3,944,805	$2,292,643	$4,660,550
Cayman statutory income tax rate	0%	0%	0%
Income tax calculated at statutory rate	—	—	—
Increase in income tax expense resulting from:
Rate differences in various jurisdictions	42,123	161,339	23,639
Income tax expense / effective tax rate	$42,123	$161,339	$23,639

Schedule of net deferred tax assets

Deferred tax assets:	October 31, 2024	October 31, 2023
Net operating loss carryforward	$3,530	$84,474
Accrued payroll liability	9,852	16,546
Valuation allowance	(3,530)	(84,474)
Net deferred tax assets	$9,852	$16,546